Derivative Financial Instruments (Schedule Of Fair Values Of Derivative Instruments) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Unrecognized net loss (net of tax) on derivatives, to be reclassified into earnings within the next 12 months	¥ 197